Pay vs Performance Disclosure		1 Months Ended	2 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
		Jan. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Oct. 17, 2024 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in 2022, we are providing the following information regarding the relationship between compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and Non-PEO NEOs and certain financial performance measures of the Company for the fiscal years listed below. The data included in the CAP columns does not reflect the actual amount of compensation earned or paid to our NEOs during the applicable fiscal year and it is reported solely pursuant to SEC rules. The CAP amount also does not represent amounts that have actually been earned or realized, including in respect of PSUs, RSUs and options. Performance conditions for many of these equity awards have either not yet been satisfied or applicable performance information is not yet available. To this end, information in the table may not reflect whether compensation actually realized is aligned with performance. The MP&D Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

For additional information about our performance-based pay philosophy and how we align executive compensation with CVS Health’s performance, refer to the CD&A beginning on page 47.

	SCT Table	SCT Table Total for	SCT Table	Compensation Actually	Compensation Actually Paid	Compensation Actually	Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment based on:(5)
Year	Total for First PEO(1)(2) ($)	Second PEO(1)(2) ($)	Total for Third PEO(1)(2) ($)	Paid to First PEO(1)(2)(3)(4) ($)	to Second PEO(1)(2)(3)(4) ($)	Paid to Third PEO(1)(2)(3) ($)	for Non-PEO NEOs(1)(2) ($)	to Non-PEO NEOs(1)(2)(3)(4) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adj. EPS ($)(6)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	17,808,792	23,431,466	—	4,812,998	(15,063,925)	—	9,780,578	491,313	70.41	146.87	4,586	5.42
2023	—	21,615,034	—	—	7,497,241	—	9,284,957	7,685,990	118.83	143.18	8,368	8.74
2022	—	21,317,055	—	—	23,768,152	—	12,155,385	11,816,298	135.85	140.29	4,327	9.03
2021	—	20,388,412	3,784,072	—	66,324,077	52,818,429	11,876,865	38,197,569	147.06	143.09	7,989	8.34
2020	—	—	23,043,822	—	—	8,793,328	10,175,614	9,988,123	94.95	113.45	7,192	7.50

(1)	First PEO refers to J. David Joyner, our current PEO, who became our PEO on October 17, 2024. Second PEO refers to Karen S. Lynch who was our PEO during the period from February 1, 2021 to October 17, 2024. Third PEO refers to Larry J. Merlo who was our PEO during the period from January 1, 2020 to January 31, 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2024	2023	2022	2021	2020
Thomas F. Cowhey	Thomas F. Cowhey	Shawn M. Guertin	Shawn M. Guertin	Karen S. Lynch
Heidi B. Capozzi	Samrat S. Khichi	Alan M. Lotvin	Troyen A. Brennan	Eva C. Boratto
Tilak Mandadi	Tilak Mandadi	Tilak Mandadi	Alan M. Lotvin	Alan M. Lotvin
Prem S. Shah	Prem S. Shah	Prem S. Shah	Jonathan C. Roberts	Jonathan C. Roberts
	Shawn M. Guertin		Eva C. Boratto

(2)	The amounts reported in columns (b) are the amounts of total compensation reported for the PEOs for each corresponding year in the “Total” column of the SCT. The amounts reported in column (d) represent the average of the amounts of total compensation reported for our non-PEO NEOs, as a group, for each corresponding year in the “Total” column of the SCT.
(3)	The amounts shown for CAP in columns (c) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the “Total” column of the SCT for the applicable year with certain adjustments as required by Item 402(v) of Regulation S-K, which are set forth below.
(4)	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards” and “Option Awards” columns set forth in the SCT. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the change in pension value reported in the SCT. Because the Aetna Pension Plan is frozen, there is no adjustment for the service cost for services rendered during the listed year.

PEO 1 SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Change in Pension Value for First PEO ($)	Exclusion of Stock Awards and Option Awards for First PEO ($)	Inclusion of Pension Service Cost for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2024	17,808,792	—	(16,499,887)	—	3,504,093	4,812,998

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Change in Pension Value for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Pension Service Cost for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	23,431,466	—	(17,999,842)	—	(20,495,549)	(15,063,925)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	9,780,578	(428)	(8,124,869)	—	(1,163,969)	491,313

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total – Inclusion of Equity Values for First PEO ($)
2024	7,575,120	(4,040,596)	—	(30,431)	—	—	3,504,093

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total – Inclusion of Equity Values for Second PEO ($)
2024	7,128,548	(27,616,271)	—	(7,826)	—	—	(20,495,549)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	4,092,665	(5,056,618)	0	(200,016)	0	0	(1,163,969)

(5)	The Peer Group TSR set forth in this column utilizes the S&P 500 Healthcare Group Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Form 10-K. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Healthcare Group Index, respectively. Historical stock performance is not necessarily indicative of future performance.
(6)	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is a non-GAAP financial measure. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measure.

Company Selected Measure Name						Adjusted Earnings Per Share.
Named Executive Officers, Footnote [Text Block]

(1)	First PEO refers to J. David Joyner, our current PEO, who became our PEO on October 17, 2024. Second PEO refers to Karen S. Lynch who was our PEO during the period from February 1, 2021 to October 17, 2024. Third PEO refers to Larry J. Merlo who was our PEO during the period from January 1, 2020 to January 31, 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2024	2023	2022	2021	2020
Thomas F. Cowhey	Thomas F. Cowhey	Shawn M. Guertin	Shawn M. Guertin	Karen S. Lynch
Heidi B. Capozzi	Samrat S. Khichi	Alan M. Lotvin	Troyen A. Brennan	Eva C. Boratto
Tilak Mandadi	Tilak Mandadi	Tilak Mandadi	Alan M. Lotvin	Alan M. Lotvin
Prem S. Shah	Prem S. Shah	Prem S. Shah	Jonathan C. Roberts	Jonathan C. Roberts
	Shawn M. Guertin		Eva C. Boratto

Peer Group Issuers, Footnote						The Peer Group TSR set forth in this column utilizes the S&P 500 Healthcare Group Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Form 10-K
Adjustment To PEO Compensation, Footnote

PEO 1 SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Change in Pension Value for First PEO ($)	Exclusion of Stock Awards and Option Awards for First PEO ($)	Inclusion of Pension Service Cost for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2024	17,808,792	—	(16,499,887)	—	3,504,093	4,812,998

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Change in Pension Value for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Pension Service Cost for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	23,431,466	—	(17,999,842)	—	(20,495,549)	(15,063,925)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for First PEO ($)	Total – Inclusion of Equity Values for First PEO ($)
2024	7,575,120	(4,040,596)	—	(30,431)	—	—	3,504,093

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Second PEO ($)	Total – Inclusion of Equity Values for Second PEO ($)
2024	7,128,548	(27,616,271)	—	(7,826)	—	—	(20,495,549)

Non-PEO NEO Average Total Compensation Amount	[1],[2]					$ 9,780,578	$ 9,284,957	$ 12,155,385	$ 11,876,865	$ 10,175,614
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3],[4]					$ 491,313	7,685,990	11,816,298	38,197,569	9,988,123
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2024	9,780,578	(428)	(8,124,869)	—	(1,163,969)	491,313

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	4,092,665	(5,056,618)	0	(200,016)	0	0	(1,163,969)

Compensation Actually Paid vs. Total Shareholder Return

1.	CAP versus Company TSR and Peer Group TSR
The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs, Company TSR and Peer Group TSR for the applicable reporting year.

PEOs and Average Non-PEO NEO CAP
Versus CVS Health Corporation TSR and Peer Group TSR

Compensation Actually Paid vs. Net Income

2.	CAP versus Net Income
The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and the Company’s GAAP Net Income for the applicable reporting year.

PEOs and Average Non-PEO NEO CAP
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure

3.	CAP versus Adjusted EPS*

The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and Adjusted EPS for the applicable reporting year.

PEOs and Average Non-PEO NEO CAP
Versus Adjusted EPS

Total Shareholder Return Vs Peer Group

1.	CAP versus Company TSR and Peer Group TSR
The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs, Company TSR and Peer Group TSR for the applicable reporting year.

PEOs and Average Non-PEO NEO CAP
Versus CVS Health Corporation TSR and Peer Group TSR

Tabular List, Table

Most Important Measures to Determine FY2024 CAP

The Company’s executive compensation program supports our long-term strategy by tying the vast majority of pay for executives to performance-based compensation.

The three items listed below represent an unranked list of the most important performance metrics used by the Company for linking executive compensation actually paid to the NEOs for 2024 and Company performance, as further described in our CD&A within the sections titled “Elements of Our Executive Compensation Program,” “Long-Term Incentive Compensation” and “2024 Business and Performance Results.”

Adjusted Earnings Per Share* Adjusted Operating Income TSR

*	Adjusted EPS and Adjusted Operating Income are non-GAAP financial measures. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measures.

Total Shareholder Return Amount	[5]					$ 70.41	118.83	135.85	147.06	94.95
Peer Group Total Shareholder Return Amount	[5]					146.87	143.18	140.29	143.09	113.45
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest						$ 4,586,000,000	$ 8,368,000,000	$ 4,327,000,000	$ 7,989,000,000	$ 7,192,000,000
Company Selected Measure Amount | $ / shares	[6]					5.42	8.74	9.03	8.34	7.50
PEO Name		Larry J. Merlo	J. David Joyner	Karen S. Lynch	Karen S. Lynch		Karen S. Lynch	Karen S. Lynch		Larry J. Merlo
Additional 402(v) Disclosure						As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in 2022, we are providing the following information regarding the relationship between compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and Non-PEO NEOs and certain financial performance measures of the Company for the fiscal years listed below. The data included in the CAP columns does not reflect the actual amount of compensation earned or paid to our NEOs during the applicable fiscal year and it is reported solely pursuant to SEC rules. The CAP amount also does not represent amounts that have actually been earned or realized, including in respect of PSUs, RSUs and options. Performance conditions for many of these equity awards have either not yet been satisfied or applicable performance information is not yet available. To this end, information in the table may not reflect whether compensation actually realized is aligned with performance. The MP&D Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[7]					Adjusted Earnings Per Share
Non-GAAP Measure Description						While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is a non-GAAP financial measure. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measure
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name						Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name						TSR
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ (428)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(8,124,869)
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(1,163,969)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						4,092,665
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(5,056,618)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(200,016)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ 0
J. David Joyner (PEO 1)
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]		$ 17,808,792
PEO Actually Paid Compensation Amount	[1],[2],[3],[4]		4,812,998
J. David Joyner (PEO 1) | PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
J. David Joyner (PEO 1) | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(16,499,887)
J. David Joyner (PEO 1) | PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
J. David Joyner (PEO 1) | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,504,093
J. David Joyner (PEO 1) | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,575,120
J. David Joyner (PEO 1) | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,040,596)
J. David Joyner (PEO 1) | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
J. David Joyner (PEO 1) | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(30,431)
J. David Joyner (PEO 1) | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
J. David Joyner (PEO 1) | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0
Karen S. Lynch (PEO 2)
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]			$ 23,431,466	$ 20,388,412		$ 21,615,034	$ 21,317,055
PEO Actually Paid Compensation Amount	[1],[2],[3],[4]			(15,063,925)	$ 66,324,077		$ 7,497,241	$ 23,768,152
Karen S. Lynch (PEO 2) | PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Karen S. Lynch (PEO 2) | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(17,999,842)
Karen S. Lynch (PEO 2) | PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Karen S. Lynch (PEO 2) | PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(20,495,549)
Karen S. Lynch (PEO 2) | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				7,128,548
Karen S. Lynch (PEO 2) | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(27,616,271)
Karen S. Lynch (PEO 2) | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Karen S. Lynch (PEO 2) | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,826)
Karen S. Lynch (PEO 2) | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Karen S. Lynch (PEO 2) | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 0
Larry J. Merlo (PEO 3)
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]	$ 3,784,072								$ 23,043,822
PEO Actually Paid Compensation Amount	[1],[2],[4]	$ 52,818,429								$ 8,793,328

[1]	First PEO refers to J. David Joyner, our current PEO, who became our PEO on October 17, 2024. Second PEO refers to Karen S. Lynch who was our PEO during the period from February 1, 2021 to October 17, 2024. Third PEO refers to Larry J. Merlo who was our PEO during the period from January 1, 2020 to January 31, 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	The amounts reported in columns (b) are the amounts of total compensation reported for the PEOs for each corresponding year in the “Total” column of the SCT. The amounts reported in column (d) represent the average of the amounts of total compensation reported for our non-PEO NEOs, as a group, for each corresponding year in the “Total” column of the SCT.
[3]	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards” and “Option Awards” columns set forth in the SCT. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the change in pension value reported in the SCT. Because the Aetna Pension Plan is frozen, there is no adjustment for the service cost for services rendered during the listed year.
[4]	The amounts shown for CAP in columns (c) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the “Total” column of the SCT for the applicable year with certain adjustments as required by Item 402(v) of Regulation S-K, which are set forth below.
[5]	The Peer Group TSR set forth in this column utilizes the S&P 500 Healthcare Group Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Form 10-K. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Healthcare Group Index, respectively. Historical stock performance is not necessarily indicative of future performance.
[6]	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is a non-GAAP financial measure. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measure.
[7]	Adjusted EPS and Adjusted Operating Income are non-GAAP financial measures. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measures.